Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Class A, C, I, and Y Prospectus | Dreyfus Large Cap Equity | Class A
Prospectus:
Trading Symbol	DLQAX
Class A, C, I, and Y Prospectus | Dreyfus Large Cap Equity | Class C
Prospectus:
Trading Symbol	DEYCX
Class A, C, I, and Y Prospectus | Dreyfus Large Cap Equity | Class I
Prospectus:
Trading Symbol	DLQIX
Class A, C, I, and Y Prospectus | Dreyfus Large Cap Equity | Class Y
Prospectus:
Trading Symbol	DLACX
Class A, C, I, and Y Prospectus | Dreyfus Large Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DAPAX
Class A, C, I, and Y Prospectus | Dreyfus Large Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DGTCX
Class A, C, I, and Y Prospectus | Dreyfus Large Cap Growth Fund | Class I
Prospectus:
Trading Symbol	DAPIX
Class A, C, I, and Y Prospectus | Dreyfus Large Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DLCGX
Class T Prospectus | Dreyfus Large Cap Equity | Class T
Prospectus:
Trading Symbol	DLQTX
Class T Prospectus | Dreyfus Large Cap Growth Fund | Class T
Prospectus:
Trading Symbol	DAPTX